Post-employment benefits	12 Months Ended
Dec. 31, 2022
Post-employment benefits [Abstract]
Post-employment benefits [Text Block]

20Post-employment benefits

Accounting policies
Defined contribution plans

A defined contribution plan is a post-employment benefit plan for which the company pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in the Consolidated statements of income in the periods during which services are rendered by employees.

Defined Benefit plans

A defined benefit plan is a post-employment benefit plan that is not a defined contribution plan. Defined benefit plans define an amount of pension benefit that an employee will receive after retirement. That pension benefit typically depends on several factors such as years of service, age and salary.

The net pension asset or liability recognized in the Consolidated balance sheets in respect of defined benefit plans is the fair value of plan assets less the present value of the projected defined benefit obligation at the Consolidated balance sheets date. The defined benefit obligation is calculated annually by qualified actuaries using the projected unit credit method. Recognized assets are limited to the present value of any reductions in future contributions or any future refunds. The net pension liability is presented as a long-term provision; no distinction is made for the short-term portion.

For the company’s major plans, a full discount rate curve of high-quality corporate bonds is used to determine the defined benefit obligation, where available. The curves are based on the Mercer Yield Curve methodology, which uses data of corporate bonds rated AA or equivalent. For the other plans the Mercer Yield Curve/Mercer Methodology has also been used taking into account the cash flows as much as possible in case there is a deep market in corporate bonds. For plans in countries without a deep corporate bond market, the discount rate is based on government bonds and the plan’s maturity.

Pension costs in respect of defined benefit plans primarily represent the increase of the actuarial present value of the obligation for post-employment benefits based on employee service during the year and the interest on the net recognized asset or liability in respect of employee service in previous years.

Remeasurements of the net defined benefit asset or liability comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (excluding interest). The company recognizes all remeasurements in Other comprehensive income.

Past service costs arising from the introduction of a change to the benefit payable under a plan or a significant reduction of the number of employees covered by a plan (curtailment) are recognized in full in the Consolidated statements of income.

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. The company recognizes a liability and an expense for bonuses and incentives based on a formula that takes into consideration the profit attributable to the company’s shareholders after certain adjustments.

The company’s net obligation in respect of other long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods, such as jubilee entitlements. That benefit is discounted to determine its present value. Remeasurements are recognized in the Consolidated statements of income in the period in which they arise.

Further information on other employee benefits can be found in Provisions in the Other provisions section.

Accounting estimates and judgments

To make the actuarial calculations for the valuation of defined benefit obligations, assumptions are needed for interest rates, healthcare cost increases, future pension increases, life expectancy and employee turnover rates. The actuarial calculations are made by external actuaries based on inputs from observable market data, such as corporate bond returns and yield curves to determine the discount rates to apply, mortality tables to determine life expectancy and inflation rates to determine future salary and pension growth assumptions.

Employee post-employment benefit plans have been established in many countries in accordance with the legal requirements, customs and the local practice in the countries involved. The larger part of post-employment benefits are company pension plans, of which some are funded and some are unfunded. All funded post-employment benefit plans are considered to be related parties.

Most employees that take part in a company pension plan are covered by defined contribution (DC) pension plans. The main DC plans are in the Netherlands and the United States. The company also sponsors a number of defined benefit (DB) pension plans. The benefits provided by these plans are based on employees’ years of service and compensation levels.

The company also sponsors a limited number of DB retiree medical plans. The benefits provided by these plans typically cover a part of the healthcare costs after retirement. None of these plans are individually significant to the company and are therefore not further separately disclosed.

The larger funded DB and DC plans are governed by independent Trustees who have a legal obligation to protect the interests of all plan members and operate under the local regulatory framework.

The DB plans in Germany and the United States make up most of the defined benefit obligation (DBO) and the net position. The company also has DB plans in the rest of the world; however these are individually not significant to the company and do not have a significantly different risk profile that would warrant separate disclosure.

The adjacent table provides a break-down of the present value of the funded and unfunded DBO, the fair value of plan assets and the net position in Germany, the United States and in Other Countries. The table also provides the value of reimbursement rights.

Philips Group

Post-employment benefits

in millions of EUR

	Germany		United States		Other Countries		Total
	2021	2022	2021	2022	2021	2022	2021	2022
Present value of funded DBO	(606)	(489)	(558)	(440)	(206)	(179)	(1,370)	(1,108)
Present value of unfunded DBO	(316)	(249)	(149)	(128)	(135)	(136)	(600)	(513)
Total present value of DBO	(921)	(738)	(708)	(568)	(341)	(315)	(1,970)	(1,621)
Fair value of plan assets	572	477	623	474	185	171	1,380	1,122
Net position	(349)	(261)	(84)	(94)	(157)	(144)	(590)	(499)

Value of reimbursement rights						6		6

The classification of the net position is as follows:

Philips Group

Classification net position

in millions of EUR

	Germany		United States		Other Countries		Total
	2021	2022	2021	2022	2021	2022	2021	2022
Total asset for plans in a surplus	3	9	65	34	1	4	69	46
Total liability for plans in a deficit	(352)	(270)	(149)	(128)	(157)	(148)	(659)	(546)
Provisions for post-employment benefit plans under AHFS
Net position	(349)	(261)	(84)	(94)	(157)	(144)	(590)	(499)

Germany

The company has several DB plans in Germany which for the largest part are unfunded, meaning that after retirement the company is responsible for the benefit payments to retirees.

Due to the relatively high level of social security in Germany, the company’s pension plans mainly provide benefits for the higher earners. The plans are open for future pension accrual. Indexation is mandatory due to legal requirements. Some of the German plans have a DC design, but are accounted for as DB plans due to a legal minimum return requirement.

Company pension commitments in Germany are partly protected against employer bankruptcy via the “Pensions-Sicherungs-Verein” which charges a fee to all German companies providing pension promises.

Philips is one of the sponsors of Philips Pensionskasse VVaG in Germany, which is a multi-employer plan. The plan is classified and accounted for as a DC plan.

The United States

The US DB pension plans are closed plans without future pension accrual. For the funding of any deficit in the US plan the Group adheres to the minimum funding requirements of the US Pension Protection Act.

The assets of the US funded pension plans are in Trusts governed by fiduciaries. The non-qualified pension plans that cover accrual above the maximum salary of the funded qualified plan are unfunded.

The company’s qualified pension commitments in the United States are covered via the Pension Benefit Guaranty Corporation which charges a fee to US companies providing DB pension plans. The fee is also dependent on the amount of unfunded vested liabilities.

Risks related to DB plans

DB plans expose the company to various demographic and economic risks such as longevity risk, investment risks, currency and interest rate risk and in some cases inflation risk. The latter plays a role in the assumed wage increase but more importantly in some countries where indexation of pensions is mandatory.

The company has an active de-risking strategy in which it constantly looks for opportunities to reduce the risks associated with its DB plans. Liability-driven investment strategies, lump sum cash-out options, buy-ins, buy-outs and a change to DC are examples of the strategy.

Investment policy in the largest pension plans

Pension fund trustees are responsible for and have full discretion over the investment strategy of the plan assets. The plan assets of the Philips pension plans are invested in well diversified portfolios. The interest rate sensitivity of the fixed income portfolio is closely aligned to that of the plan’s pension liabilities for most of the plans. Any contributions from the sponsoring company are used to further increase the fixed income part of the assets. As part of the investment strategy, any improvement in the funded ratio over time is used to further decrease the interest rate mismatch between the plan assets and the pension liabilities.

Summary of pre-tax costs for post-employment benefits and reconciliations

The adjacent table contains the total of current and past service costs, administration costs and settlement results as included in Income from operations and the interest cost as included in Financial expenses.

Philips Group

Pre-tax costs for post-employment benefits

in millions of EUR

	2020	2021	2022
Defined benefit plans	74	36	50
- included in income from operations	59	28	39
- included in financial expense	13	8	10
- included in Discontinued operations	1	1
Defined contribution plans	366	375	400
- included in income from operations	358	368	400
- included in Discontinued operations	8	7
Post-employment benefits costs	440	411	449

Summary of the reconciliations for the DBO and plan assets

The adjacent tables contain the reconciliations for the DBO and plan assets.

Philips Group

Defined benefit obligations

in millions of EUR

	2021	2022
Balance as of January 1	2,153	1,970
Service cost	36	32
Interest cost	33	36
Employee contributions	7	4
Actuarial (gains) / losses
- demographic assumptions	3	2
- financial assumptions	(86)	(366)
- experience adjustment	(6)	12
(Negative) past service cost	(5)	16
Settlements	(90)
Benefits paid from plan	(95)	(95)
Benefits paid directly by employer	(33)	(41)
Translation differences and other	52	52
Balance as of December 31	1,970	1,621

Philips Group

Plan assets

in millions of EUR

	2021	2022
Balance as of January 1	1,403	1,380
Interest income on plan assets	25	26
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	44	(254)
Employee contributions	7	4
Employer contributions	33	17
Settlements	(86)	0
Benefits paid from plan	(96)	(95)
Translation differences and other	50	45
Balance as of December 31	1,380	1,122

The past service cost in 2022 mainly relates to the retiree medical plans in Brazil. The settlement amounts of 2021 mainly relate to the transfer of the provident fund plan into the government provident fund in India.

Plan assets allocation

The asset allocation in the company’s DB plans as of December 31 was as follows:

Philips Group

Plan assets allocation

in millions of EUR

	2021	2022
Assets quoted in active markets
- Debt securities	790	560
- Equity securities
- Other	195	203

Assets not quoted in active markets
- Debt securities	1
- Equity securities	122	101
- Other	272	258
Total assets	1,380	1,122

The plan assets in 2022 contain 32% (2021: 29%) unquoted plan assets. Plan assets in 2022 do not include property occupied by or financial instruments issued by the company.

Assumptions

The mortality tables used for the company’s largest DB plans are:

Germany: Heubeck-Richttafeln 2018 Generational, assuming 93% of mortality rates for male retirees between age 60 and 85
US: PRI-2012 Generational with MP2021 improvement scale + white collar adjustment

The weighted averages of the assumptions used to calculate the DBO as of December 31 were as follows:

Philips Group

Assumptions used for defined benefit obligations in Germany, the United States and the rest of the world in %

	Germany		United States		Other Countries		Total
	2021	2022	2021	2022	2021	2022	2021	2022
Discount rate	1.1%	4.1%	2.6%	5.2%	2.1%	4.9%	1.8%	4.7%
Inflation rate	1.8%	2.0%	2.2%	2.3%	2.0%	2.6%	2.0%	2.2%
Salary increase	2.5%	2.8%	0.0%	0.0%	2.9%	3.3%	2.6%	2.9%

Sensitivity analysis

The following table illustrates the approximate impact on the DBO from movements in key assumptions. The DBO was recalculated using a change in the assumptions of 1% which overall is considered a reasonably possible change. The impact on the DBO because of changes in discount rate is normally accompanied by offsetting movements in plan assets, especially when using matching strategies.

The average duration of the DBO of the DB plans is 8 years (Germany: 9, United States: 8, and Other countries: 8) as of December 31, 2022 (2021: 11 years).

Philips Group

Sensitivity of key assumptions

in millions of EUR

	2021	2022
Increase
Discount rate (1% movement)	(196)	(122)
Pension increase (1% movement)	99	57
Salary increase (1% movement)	19	12
Longevity1)	48	32
Decrease
Discount rate (1% movement)	241	145
Pension increase (1% movement)	(83)	(49)
Salary increase (1% movement)	(18)	(11)
1)The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.

Cash flows and costs in 2023

Cash outflows in relation to post-employment benefits are estimated to amount to EUR 464 million in 2023, consisting of:

  EUR 19 million employer contributions to funded DB plans (Germany: EUR 7 million, United States: EUR 0 million, Other Countries: EUR 12 million);
  EUR 43 million cash outflows in relation to unfunded DB plans (Germany: EUR 20 million, United States: EUR 11 million, Other Countries: EUR 12 million); and
  EUR 402 million employer contributions to DC plans (Netherlands: EUR 186 million, United States: EUR 153 million, Other Countries: EUR 63 million).

The service and administration cost for 2023 is expected to amount to EUR 29 million for DB plans. The net interest cost for 2023 for the DB plans is expected to amount to EUR 21 million. The cost for DC pension plans in 2023 is equal to the expected DC cash flow.